Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives of property, equipment and software, net	The Group has not recorded any impairments of property, equipment or software for the periods presented. The estimated useful lives of these assets are generally as follows:

Category	Estimated useful life
Building	24 years
Office furniture and equipment	3 - 5 years
Computer and electronic equipment	3 - 5 years
Software	5 years
Vehicle	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of Acquired Finite-Lived Intangible Assets by Major Class	Intangible assets with useful lives are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful life
Microcredit license	17 years
Software copyright	2 years
Customer database	5.5 years
Customer relationship	10 years
Trademark	5.5 years
Credit investigation license	indefinite